Statements of Changes in Stockholders' Deficit - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Feb. 01, 2021
Balance (in Shares) at Feb. 01, 2021
Issuance of Class B common stock to Sponsor		$ 719	24,281		25,000
Issuance of Class B common stock to Sponsor (in Shares)		7,187,500
Excess of cash received over fair value of Private Placement Warrants			616,000		616,000
Record fair value of initial derivative asset – forward purchase agreement			440,000		440,000
Fair value of Founders Shares transferred to Anchor Investors			7,207,313		7,207,313
Forfeiture of Class B common stock		$ (94)		94
Forfeiture of Class B common stock (in Shares)		(937,500)
Remeasurement of Class A common stock subject to redemption to redemption amount			(8,287,594)	(23,911,671)	(32,199,265)
Net income				4,490,977	4,490,977
Balance at Dec. 31, 2021		$ 625		(19,420,600)	(19,419,975)
Balance (in Shares) at Dec. 31, 2021		6,250,000
Remeasurement of Class A common stock subject to redemption to redemption amount				(2,755,071)	(2,755,071)
Net income				11,413,092	11,413,092
Balance at Dec. 31, 2022		$ 625		$ (10,762,579)	$ (10,761,954)
Balance (in Shares) at Dec. 31, 2022		6,250,000